Document and Entity Information	12 Months Ended
Jan. 28, 2013
Risk/Return:
Document Type	Other
Document Period End Date	Sep. 30, 2012
Registrant Name	BARON INVESTMENT FUNDS TRUST (f/k/a BARON ASSET FUND)
Central Index Key	0000810902
Amendment Flag	false
Document Creation Date	Aug. 22, 2013
Document Effective Date	Aug. 22, 2013
Prospectus Date	Jan. 28, 2013